RELATED PARTY BALANCES AND TRANSACTIONS - Due to related parties (Details ) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Due to related parties (note 4)	$ 3,888	¥ 26,481	¥ 42,633
Linze Origin Seeds Ltd [Member]
Due to related parties (note 4)		300	2,214
Henan Agriculture University [Member]
Due to related parties (note 4)		1,000
Xinjiang Ginbo Seeds Center [Member]
Due to related parties (note 4)		54	10,000
Xinjiang Production And Construction Corps [Member]
Due to related parties (note 4)		10,000	0
Companies controlled by the Company's directors [Member]
Due to related parties (note 4)		1,633	1,706
NCI [Member]
Due to related parties (note 4)		10,176	14,948
Board of Directors Chairman [Member]
Due to related parties (note 4)		1,704	13,213
Close family of the Company's Chairman [Member]
Due to related parties (note 4)		680	¥ 552
Ying De [Member]
Due to related parties (note 4)		¥ 934